UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10473

Advantage Advisers Multi-Sector Fund I
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166
(Address of principal executive offices) (Zip code)

Thomas A. DeCapo
Skadden, Arps, Slate, Meagher & Flom LLP
One Beacon Street
Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-667-4225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (Unaudited)

			June 30, 2009
Shares			Value
	Investment in Securities – 77.80%

	Common Stock – 75.60%

	United States – 62.81%

	Agricultural Chemicals – 1.53%
9,075	Monsanto Co.		$674,635

	Alternative Waste Technology – 0.57%
18,021	Calgon Carbon Corp.*	(a)	250,312

	Apparel Manufacturers – 0.78%
6,400	Polo Ralph Lauren Corp.	(a)	342,656

	Applications Software – 1.08%
20,130	Microsoft Corp.	(a)	478,490

	Chemicals - Specialty – 0.38%
9,000	Cytec Industries, Inc.		167,580

	Commercial Banks - Eastern U.S. – 1.30%
24,100	First State Bank*		54,225
13,500	Signature Bank*		366,120
20,600	State Bancorp, Inc.	(a)	155,736
			576,081
	Commercial Services - Finance – 2.13%
3,260	Global Payments, Inc.	(a)	122,120
2,140	Mastercard, Inc., Class A*	(a)	358,043
7,370	Visa Inc., Class A	(a)	458,856
			939,019

	Computers – 0.45%
1,370	Apple, Inc.*	(a)	195,129

	Computers - Integrated Systems – 0.72%
40,600	Brocade Communications Systems, Inc.*	(a)	317,492

	Computers - Memory Devices – 1.38%
28,140	SanDisk Corp.*	(a)	413,377
7,400	Western Digital Corp.*	(a)	196,100
			609,477

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2009
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	Data Processing / Management – 0.20%
5,410	Commvault Systems, Inc.*	(a)	$89,698

	Decision Support Software – 0.78%
14,170	MSCI, Inc.*	(a)	346,315

	Dialysis Centers – 1.52%
13,600	DaVita, Inc.*		672,656

	Disposable Medical Products – 1.44%
8,550	C.R. Bard, Inc.	(a)	636,547

	Diversified Banking Institute – 1.71%
57,167	Bank of America Corp.	(a)	754,606

	Diversified Manufacturing Operations – 1.01%
7,200	Danaher Corp.		444,528

	Drug Delivery Systems – 0.02%
2,941	Penwest Pharmaceuticals Co.*		8,382

	E-Commerce / Services – 1.58%
19,850	eBay, Inc.*	(a)	340,031
3,190	Priceline.com, Inc.*	(a)	355,844
			695,875

	Electric - Integrated – 1.19%
9,230	FPL Group, Inc.	(a)	524,818

	Electronic Components - Miscellaneous – 0.50%
22,050	AVX Corp.	(a)	218,957

	Electronic Components - Semiconductors – 2.28%
18,290	MEMC Electronic Materials, Inc.*	(a)	325,745
63,720	Micron Technology, Inc.*	(a)	322,423
14,210	Xilinx, Inc.	(a)	290,737
6,170	Zoran Corp.*	(a)	67,253
			1,006,158
	Electronic Design Automation – 0.32%
7,190	Synopsys, Inc.*	(a)	140,277

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2009
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	Energy - Alternate Sources – 0.56%
1,410	First Solar, Inc.*	(a)	$228,589
3,330	GT Solar International, Inc.*	(a)	17,716
			246,305

	Engineering / R&D Services – 0.74%
11,860	Shaw Group, Inc.*	(a)	325,083

	Enterprise Software / Services – 1.54%
11,730	BMC Software, Inc.*	(a)	396,357
15,000	Informatica Corp.*	(a)	257,850
1,490	Taleo Corp., Class A*	(a)	27,222
			681,429

	Fiduciary Banks – 2.29%
28,430	Bank of New York Mellon Corp.	(a)	833,283
3,800	State Street Corp.		179,360
			1,012,643

	Finance - Commercial – 0.52%
31,000	CIT Group, Inc.*		66,650
85,800	NewStar Financial, Inc.*		163,878
			230,528

	Finance - Consumer Loans – 0.64%
27,700	SLM Corp.*		284,479

	Finance - Investment Banker / Broker – 0.64%
60,000	FBR Capital Markets Corp.*	(a)	282,000

	Finance - Other Services – 0.87%
1,660	IntercontinentalExchange, Inc.*	(a)	189,638
9,200	NASDAQ Omx Group, Inc.*		196,052
			385,690

	Industrial Audio & Video Production – 0.66%
7,770	Dolby Laboratories, Inc., Class A*	(a)	289,666

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2009
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	Instruments - Scientific – 1.82%
12,000	FEI Co.*		$274,800
10,300	Waters Corp.*		530,141
			804,941

	Internet Infrastructure Software – 0.15%
9,520	TIBCO Software, Inc.*		68,258

	Investment Companies – 1.00%
23,500	Arlington Asset Investment Class A*		8,930
32,100	PennantPark Investment Corp.		227,910
22,400	Prospect Capital Corp.		206,080
			442,920

	Investment Management / Advisory Services – 1.34%
8,230	Franklin Resources, Inc.	(a)	592,642

	Medical - Biomedical / Genetics – 1.72%
9,400	Genzyme Corp.*		523,298
5,030	Gilead Sciences, Inc.*	(a)	235,605
			758,903

	Medical - Drugs – 1.31%
12,181	Allergan, Inc.	(a)	579,572
120	Ligand Pharmaceuticals, Inc., Class B*		342
			579,914

	Medical - Hospitals – 0.08%
13,120	Tenet Healthcare Corp.*	(a)	36,998

	Medical - Labs & Testing Service – 2.99%
13,100	Covance, Inc.*	(a)	644,520
10,000	Laboratory Corporation of America Holdings*		677,900
			1,322,420

	Medical - Wholesale Drug Distribution – 1.73%
25,075	Cardinal Health, Inc.	(a)	766,041

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2009
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	Medical Products – 2.20%
7,300	Baxter International, Inc.	(a)	$386,608
13,750	Zimmer Holdings, Inc.*		585,750
			972,358

	Physical Therapy / Rehabilitation Centers – 0.10%
1,860	Psychiatric Solutions, Inc.*	(a)	42,296

	Power Conversion / Supply Equipment – 0.16%
2,640	Sunpower Corp., Class A*	(a)	70,330

	Real Estate Operations / Development – 1.35%
12,900	Brookfield Asset Management, Inc., Class A	(a)	220,203
31,500	Hilltop Holdings, Inc.*		373,905
			594,108

	Registered Investment Company – 0.38%
12,080	United States Natural Gas Fund LP*	(a)	167,550

	REITS - Mortgage – 3.49%
18,490	Annaly Capital Management, Inc.	(a)	279,939
105,800	Chimera Investment Corp.		369,242
8,000	Cypress Sharpridge Investment, Inc.*		95,200
17,400	MFA Financial, Inc.		120,408
92,100	New York Mortgage Trust, Inc.		477,078
7,200	Redwood Trust, Inc.		106,272
6,900	Walter Investment Management Corp.*		91,632
			1,539,771

	Research & Development – 0.81%
15,400	Pharmaceutical Product Development, Inc.		357,588

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2009
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	Retail - Discount – 0.67%
7,020	Dollar Tree, Inc.*	(a)	$295,542

	Retail - Drug Stores – 1.53%
23,000	Walgreen Co.		676,200

	Retail - Restaurants – 0.09%
33,800	Jamba, Inc.*		40,560

	S & L / Thrifts - Eastern U.S. – 1.93%
23,100	Abington Bancorp, Inc.	(a)	183,876
10,500	Hudson City Bancorp, Inc.	(a)	139,545
16,300	Meridian Interstate Bancorp, Inc.*		121,435
4,600	People's United Financial, Inc.		69,184
12,800	United Financial Bancorp, Inc.	(a)	176,896
17,800	Westfield Financial, Inc.	(a)	161,268
			852,204

	S & L / Thrifts - Southern U.S. – 0.69%
75,900	Community Bankers Trust Corp.	(a)	280,830
121,042	Guaranty Financial Group, Inc.*		22,998
			303,828

	Satellite Telecommunications – 0.02%
400	Digitalglobe, Inc.*		7,680

	Semiconductor Components - Integrated Circuits – 0.97%
6,490	Analog Devices, Inc.	(a)	160,822
36,900	Atmel Corp.*	(a)	137,637
2,430	Linear Technology Corp.	(a)	56,740
13,480	TriQuint Semiconductor, Inc.*	(a)	71,579
			426,778

	Super-Regional Banks - U.S. – 0.73%
4,100	Comerica, Inc.		86,715
45,300	Keycorp		237,372
			324,087

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2009
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	Telecommunication Equipment Fiber Optics – 1.49%
41,235	Corning, Inc.	(a)	$662,234

	Telephone - Integrated – 0.24%
26,600	Qwest Communications International, Inc.	(a)	110,390

	Therapeutics – 0.31%
6,859	Cypress Bioscience, Inc.*		64,612
28,035	Dyax Corp.*	(a)	59,995
3,000	ISTA Pharmaceuticals, Inc.*	(a)	12,600
			137,207

	Web Portals / ISP – 2.18%
2,280	Google, Inc., Class A*	(a)	961,225

	Total United States (Cost $28,341,310)		$27,742,484

	Bermuda – 3.61%

	Property / Casualty Insurance – 0.55%
4,148	Arch Capital Group, Ltd.	(a)	242,990

	Reinsurance – 2.43%
9,700	Aspen Insurance Holdings, Ltd.	(a)	216,698
11,200	Axis Capital Holdings, Ltd.	(a)	293,216
2,800	Everest Re Group, Ltd.	(a)	200,396
5,600	PartnerRe, Ltd.	(a)	363,720
			1,074,030

	Semiconductor Components - Integrated Circuits – 0.63%
23,830	Marvell Technology Group, Ltd.*	(a)	277,381

	Total Bermuda (Cost $1,593,186)		$1,594,401

	Canada – 0.65%

	Enterprise Software / Services – 0.65%
7,920	Open Text Corp.*	(a)	288,446

	Total Canada (Cost $286,272)		$288,446

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

		June 30, 2009
Shares		Value
	Common Stock – (continued)

	China – 2.06%

	Building & Construction Products - Miscellaneous – 0.45%
101,677	China National Building Material Co., Ltd., Class H	$197,055

	Building Products - Cement / Aggregate – 0.04%
24,015	China Shanshui Cement Group	16,640

	Commercial Banks - Non U.S. – 1.11%
706,003	Industrial & Commercial Bank of China, Class H	491,921

	Gas - Distribution – 0.06%
15,415	Xinao Gas Holdings, Ltd.	26,335

	Machinery - General Industry – 0.14%
333,961	Shanghai Prime Machinery Co., Ltd., Class H	60,759

	Power Conversion / Supply Equipment – 0.26%
57,919	China High Speed Transmission Equipment Group Co., Ltd.	115,389

	Total China (Cost $746,557)	$908,099

	France – 1.01%

	Entertainment Software – 1.01%
18,267	UBISOFT Entertainment*	444,415

	Total France (Cost $573,180)	$444,415

	Hong Kong – 4.03%

	Agricultural Operations – 0.37%
155,292	China Green Holdings, Ltd.	161,503

	Alternative Waste Technology – 0.53%
830,533	China Everbright International, Ltd.	234,691

	Automobile / Truck Parts & Equipment - Replacement – 0.54%
277,520	Xinyi Glass Holdings Co., Ltd.	239,203

	Building & Construction Products - Miscellaneous – 0.12%
1,603,841	CATIC International Holdings, Ltd.*	51,322

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2009
Shares			Value
	Common Stock – (continued)

	Hong Kong – (continued)

	Distribution / Wholesale – 0.28%
734,681	Inspur International, Ltd.		$126,080

	Diversified Operations – 0.48%
168,484	Guangdong Investment, Ltd.		83,046
31,801	Shanghai Industrial Holdings, Ltd.		128,024
			211,070

	Electronic Measuring Instruments – 0.12%
71,554	Wasion Group Holdings, Ltd.		53,365

	Gas - Distribution – 0.46%
40,403	Beijing Enterprises Holding Ltd.		201,753

	Registered Investment Company – 1.13%
279,278	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker*		499,454

	Total Hong Kong (Cost $1,567,587)		$1,778,441

	United Kingdom – 1.43%

	Electronic Components - Semiconductors – 1.43%
106,140	ARM Holdings, PLC - Sponsored ADR	(a)	633,656

	Miscellaneous Finance – 0.79%

	Total United Kingdom (Cost $715,192)		$633,656

	Total Common Stock (Cost $33,823,284)		$33,389,942

	Preferred Stock – 1.97%

	United States – 1.97%

	Commercial Banks - Central U.S. – 0.18%
7,300	Citizens Funding Trust 7.50%*		80,300

	Diversified Banking Institute – 1.28%
30,200	Citigroup, Inc. 8.125% Series AA*		564,136

	Finance - Consumer Loans – 0.32%
9,500	SLM Corp 6%, 12/15/43*		141,550

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

		June 30, 2009
Shares		Value
	Preferred Stock – (continued)

	Super-Regional Banks - U.S. – 0.19%
4,500	Keycorp Capital X	$83,835

	Total United States (Cost $709,482)	$869,821

	Total Preferred Stock (Cost $709,482)	$869,821

Contracts
	Warrants – 0.00%

	United States – 0.00%

	Medical - Biomedical / Genetics – 0.00%
4,788	Ligand Pharmaceuticals Inc., 12/31/2011, $8.59	0

	Total Warrants (Cost $1,000)	$0

	Rights – 0.00%

	Therapeutics – 0.00%
200	Pharmacopeia,Inc. Rights (CVR)	0

	Total Rights (Cost $0)	$0

	Purchased Options – 0.00%

	Call Options – 0.00%

	United States – 0.00%

	Commercial Services – 0.00%
70	Alliance Data Systems Corp., 7/18/09, $45.00	2,100

	Total Call Options (Cost $14,875)	$2,100

	Put Options – 0.23%

	United States – 0.23%

	Diversified Banking Institute – 0.23%
2,206	Citigroup, Inc., 8/22/09, $3.00	101,476

	Total Put Options (Cost $114,712)	$101,476

	Total Purchased Options (Cost $129,587)	$103,576

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (Concluded) (Unaudited)

Total Investments in Securities (Cost $34,663,353) – 77.80%	$34,363,339

Other Assets, Less Liabilities – 22.20%**	9,806,868

Net Assets – 100.00%	$44,170,207

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
(b)	Security held in connection with an open put or call option contract.
*	Non-income producing security.
**	Includes $348,923 invested in a Morgan Stanley Money Maket Account, which is 0.79% of net assets.
ADR	American Depository Receipt

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

		June 30, 2009
Shares		Value
	Securities Sold, Not Yet Purchased – 32.26%

	United States – 21.45%

	Batteries / Battery Systems – 0.44%
3,735	Energizer Holdings, Inc.	$195,116

	Building - Residential / Commercial – 0.50%
12,900	Toll Brothers, Inc.	218,913

	Cable / Satellite Television – 0.76%
7,920	Comcast Corp., Class A	114,761
7,020	Time Warner Cable, Inc.	222,323
		337,084

	Chemicals - Diversified – 0.33%
9,100	Dow Chemical Co.	146,874

	Commercial Banks - Central U.S. – 0.52%
8,000	First Busey Corp.	58,800
12,900	TCF Financial Corp.	172,473
		231,273

	Commercial Banks - Southern U.S. – 0.67%
6,000	First Horizon National Corp.	72,000
11,500	United Bankshares, Inc.	224,710
		296,710

	Commercial Banks - Western U.S. – 1.08%
11,000	Cathay General Bancorp	104,610
2,300	City National Corp.	84,709
3,100	Westamerica Bancorp.	153,791
11,500	Zions Bancorp	132,940
		476,050

	Commercial Services – 1.07%
10,100	Alliance Data Systems Corp.	416,019
2,460	Quanta Services, Inc.	56,900
		472,919

	Cosmetics & Toiletries – 0.42%
2,650	Colgate-Palmolive Co.	187,461

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2009
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	Dialysis Centers – 0.57%
5,050	DaVita, Inc.	$249,773

	Diversified Manufacturing Operations – 0.93%
6,850	3M Co.	411,685

	Electric - Integrated – 0.51%
5,980	Consolidated Edison, Inc.	223,772

	Electronic Components - Semiconductors – 0.52%
1,490	Fairchild Semiconductor International, Inc.	10,415
1,350	Microchip Technology, Inc.	30,442
9,860	Microsemi Corp.	136,068
5,240	Omnivision Technologies, Inc.	54,444
		231,369

	Food - Wholesale / Distribution – 0.06%
1,260	Sysco Corp.	28,325

	Hotels & Motels – 0.04%
690	Choice Hotels International, Inc.	18,361

	Identification Systems / Devices – 0.32%
5,560	Brady Corp. Sponsored ADR	139,667

	Industrial Gases – 0.48%
2,975	Praxair, Inc.	211,433

	Investment Management / Advisory Services – 1.21%
4,400	Legg Mason, Inc.	107,272
10,200	T Rowe Price Group, Inc.	425,034
		532,306

	Life / Health Insurance – 0.17%
2,400	AFLAC, Inc.	74,616

	Medical - Biomedical / Genetics – 1.20%
13,625	Illumina, Inc.	530,557

	Medical - HMO – 0.38%
6,775	Aetna, Inc.	169,714

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2009
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	Medical - Outpatient / Home Medical – 0.12%
1,590	Amedisys Inc	$52,502

	Medical Instruments – 0.57%
5,690	NuVasive, Inc.	253,774

	Multi-Media – 0.18%
3,040	Meredith Corp.	77,672

	Recreational Centers – 0.29%
6,320	Life Time Fitness, Inc.	126,463

	Registered Investment Company – 4.63%
8,304	Diamonds Trust, Series I	703,017
2,600	iShares Dow Jones U.S. Real Estate Index Fund	84,084
17,600	iShares Russell 2000 Index Fund	896,896
2,800	iShares South Africa Index Fund	132,356
12,500	KBW Regional Banking ETF	229,125
		2,045,478

	REITS - Apartments – 1.02%
2,740	AvalonBay Communities, Inc.	153,276
4,550	Essex Property Trust, Inc.	283,146
1,040	Post Properties, Inc.	13,978
		450,400

	REITS - Health Care – 0.34%
7,000	HCP, Inc.	148,330

	REITS - Shopping Centers – 0.36%
3,080	Federal Realty Investment Trust	158,682

	Rental Auto / Equipment – 0.10%
2,500	Rent-A-Center, Inc.	44,575

	Retail - Computer Equipment – 0.39%
7,810	Gamestop Corp., Class A	171,898

	Retail - Major Department Store – 0.57%
8,730	J.C. Penney Co., Inc.	250,638

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2009
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	S & L / Thrifts - Central U.S. – 0.04%
500	Capitol Federal Financial	$19,165

	S & L / Thrifts - Eastern U.S. – 0.20%
8,100	New York Community Bancorp, Inc.	86,589

	S & L / Thrifts - Southern U.S. – 0.03%
78,000	Guaranty Financial Group, Inc.	14,820

	Semiconductor Components - Integrated Circuits – 0.37%
10,170	Sigma Designs, Inc.	163,127

	Telecommunication Equipment – 0.06%
1,380	Plantronics, Inc.	26,096

	Total United States (Proceeds $9,474,339)	$9,474,187

	Bermuda – 0.31%

	Finance - Investment Banker / Broker – 0.31%

5,100	Lazard, Ltd., Class A	137,292

	Total Bermuda (Proceeds $148,660)	$137,292

	Cayman Islands – 0.18%

	Electronic Components - Miscellaneous – 0.18%
3,300	Garmin, Ltd.	78,606

	Total Cayman Islands (Proceeds $74,723)	$78,606

	China – 1.10%

	Food - Confectionery – 0.28%
221,797	Want Want China Holdings, Ltd.	125,350

	Internet Content - Entertainment – 0.38%
3,170	Shanda Interactive Entertainment, Ltd. - Sponsored ADR	165,759

	Internet Content - Information / Network – 0.17%
250	Baidu.com, Inc. - Sponsored ADR	75,273

	Multi-Line Insurance – 0.26%
16,983	Ping An Insurance Group Co. of China, Ltd., Class H	114,936

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2009
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	China – (continued)

	Semiconductor Components - Integrated Circuits – 0.01%
2,500	Semiconductor Manufacturing, Inc. - Sponsored ADR	$6,425

	Total China (Proceeds $490,459)	$487,743

	Finland – 0.56%

	Wireless Equipment – 0.56%
17,040	Nokia Corp. - Sponsored ADR	248,443

	Total Finland (Cost $234,705)	$248,443

	Germany – 0.82%

	Auto - Cars / Light Trucks – 0.07%
857	Bayerische Motoren Werke AG	32,263

	Electronic Components - Semiconductors – 0.30%
5,643	Solarworld AG	132,737

	Enterprise Software / Services – 0.45%
4,930	SAP AG - Sponsored ADR	198,137

	Total Germany (Proceeds $364,161)	$363,137

	Hong Kong – 2.15%

	Cellular Telecommunications – 0.60%
16,812	China Mobile, Ltd.	168,336
7,130	China Unicom Hong Kong – Sponsored ADR	95,114
		263,450

	Diversified Operations – 0.60%
31,454	China Resources Enterprise	63,070
20,008	Swire Pacific, Ltd., Class A	201,886
		264,956

	Real Estate Operations / Development – 0.75%
64,416	Hang Lung Properties, Ltd.	213,195
33,524	Hongkong Land Holdings, Ltd.	118,675
		331,870

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2009
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	Hong Kong – (continued)

	Transport - Rail – 0.20%
29,124	MTR Corporation, Ltd.	$87,371

	Total Hong Kong (Proceeds $711,177)	$947,647

	Japan – 4.28%

	Audio / Video Products – 0.60%
11,902	Panasonic Corp.	160,609
9,964	Sharp Corp.	103,580
		264,189

	Auto - Cars / Light Trucks – 0.25%
57,963	Mitsubishi Motors Corp.	108,735

	Electronic Components - Miscellaneous – 0.60%
33,925	NEC Corp.	133,260
36,832	Toshiba Corp.	133,608
		266,868

	Electronic Connectors – 0.19%
788	Hirose Electric Co., Ltd.	84,121

	Electronic Measuring Instruments – 0.24%
5,791	Advantest Corp.	105,035

	Leisure & Recreational Products – 0.16%
5,726	Yamaha Corp.	71,571

	Office Automation & Equipment – 0.75%
12,531	Ricoh Co., Ltd.	161,695
10,502	Seiko Epson Corp.	171,432
		333,127

	Photo Equipment & Supplies – 0.05%
985	Olympus Corp.	23,327

	Printing - Commercial – 0.27%
8,719	Dai Nippon Printing Co., Ltd.	119,645

	Textile - Products – 0.56%
48,307	Toray Industries, Inc.	246,329

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2009
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	Japan – (continued)

	Toys – 0.19%
7,619	Namco Bandai Holdings, Inc.	$83,704

	Web Portals / ISP – 0.42%
580	Yahoo! Japan Corp.	184,847

	Total Japan (Proceeds $1,805,373)	$1,891,498

	Sweden – 0.18%

	Wireless Equipment – 0.18%
7,930	Telefonaktiebolaget LM Ericsson Sponsored ADR	77,555

	Total Sweden (Cost $73,681)	$77,555

	Switzerland – 0.45%

	Computers - Peripheral Equipment – 0.45%
14,020	Logitech International SA	196,280

	Total Switzerland (Proceeds $194,202)	$196,280

	Taiwan – 0.21%

	Semiconductor Components - Integrated Circuits – 0.21%
9,190	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	86,478
3,070	United Microelectronics Corp.	8,105
		94,583

	Total Taiwan (Proceeds $104,601)	$94,583

	United Kingdom – 0.54%

	Semiconductor Components - Integrated Circuits – 0.38%
29,083	CSR, PLC	167,514

	Telecommunication Services – 0.16%
31,634	Cable & Wireless, PLC	69,340

	Total United Kingdom (Cost $240,583)	$236,854

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (concluded)
(Unaudited)

		June 30, 2009
Contracts		Value
	Rights – 0.03%

	Norway – 0.03%

	Energy – Alternate Sources – 0.03%
4,751	Renewable Energy Corp. AS	$16,977

	Total Rights (Cost $0)	$16,977

	Total Securities Sold, Not Yet Purchased (Proceeds $13,916,664)	$14,250,802

Advantage Advisers Multi-Sector Fund I

Schedule of Written Options (Unaudited)

		June 30, 2009
Contracts		Value
	Written Options – 0.02%

	Call Options – 0.02%

	United States – 0.02%

	Diversified Banking Institute – 0.02%
2,206	Citigroup Inc., 8/22/09, $4.00	$11,030

	Total Call Options (Premium $11,030)	$11,030

	Total Written Options (Premium $11,030)	$11,030

Advantage Advisers Multi-Sector Fund I Schedule of Swap Contracts (Unaudited)

			June 30, 2009
			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts - 0.04%
	Total Return Swap Contracts - Long - 0.18%
	E - Commerce / Services - 0.05%
$390,143	12/21/2010	Rakuten Inc.	$20,150

		Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%

	Electric Products - Miscellaneous - 0.00%
49,111	4/26/2011	LG Electronics	574

		Agreement with Morgan Stanley, dated 06/15/2009 to receive the total return of the shares of LG Electronics in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 1.25%

	Electronic Components - Miscellaneous - 0.04%
141,869	12/21/2010	Nissha Printing Co., Ltd.	18,541

		Agreement with Morgan Stanley, dated 06/15/2009 to receive the total return of the shares of Nissha Printing Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%

	Electronic Components - Semiconductors - 0.01%
119,550	1/21/2011	MediaTek Inc.	691

		Agreement with Morgan Stanley, dated 06/19/2009 to receive the total return of the shares of MediaTek Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 1.25%

364,977	4/26/2011	Samsung Electronics Co., Ltd.	6,781

		Agreement with Morgan Stanley, dated 01/12/2008 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 1.25%

123,029	1/21/2011	Sino American Silicon Products	(1,019)

		Agreement with Morgan Stanley, dated 06/19/2009 to receive the total return of the shares of Sino American Silicon Products in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 2.50%
			6,453

Advantage Advisers Multi-Sector Fund I Schedule of Swap Contracts (continued) (Unaudited)

			June 30, 2009
			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Long (continued)
	Enterprise / Software Services - (0.02%)
$864,480	6/2/2011	Oracle Corp.	$(8,392)

		Agreement with Morgan Stanley, dated 06/25/09 to receive the total return of the shares of Oracle Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Entertainment Software - (0.06%)
453,765	12/21/2010	Capcom Co., Ltd.	(27,301)

		Agreement with Morgan Stanley, dated 04/14/09 to receive the total return of the shares of Capcom Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

	Import / Export - (0.01%)
268,135	12/21/2010	ITOCHU Corp.	(6,059)

		Agreement with Morgan Stanley, dated 05/07/09 to receive the total return of the shares of ITOCHU Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

	Investment Companies - 0.00%
62,065	12/21/2010	Eircom Holdings, Ltd.	1,907

		Agreement with Morgan Stanley, dated 12/17/2008 to receive the total return of the shares of Eircom Holdings, Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

	Metal Processors & Fabrication - 0.00%
42,981	10/25/2010	Advanced Metallurgical Group NV	(104)

		Agreement with Morgan Stanley, dated 10/20/2008 to receive the total return of the shares of Advanced Metallurgical Group NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.65%.

	Multimedia - 0.06%
155,860	5/20/2011	Naspers Ltd. Class N	26,976

		Agreement with Morgan Stanley, dated 05/13/2009 to receive the total return of the shares of Naspers Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.55%.

Advantage Advisers Multi-Sector Fund I Schedule of Swap Contracts (continued) (Unaudited)

			June 30, 2009
			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Long (continued)
	Power Conversion / Supply Equipment - 0.01%
$292,087	10/25/2010	Gamesa Corporacion Tecnologica, SA	$3,405

		Agreement with Morgan Stanley, dated 02/03/2009 to receive the total return of the shares of Gamesa Corporacion Tecnologica, SA in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.65%.

	Semiconductor Components - Intg Circu - (0.01%)
199,947	1/21/2011	Richtek Technology Corp.	(3,385)

		Agreement with Morgan Stanley, dated 05/11/2009 to receive the total return of the shares of Richtek Technology Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 2.50%.

	Toys - 0.02%
238,466	12/21/2010	Nintendo Co., Ltd.	8,132

		Agreement with Morgan Stanley, dated 12/16/2008 to receive the total return of the shares of Nintendo Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

	Water Treatment Systems - 0.14%
325,921	12/21/2010	Kurita Water Industries Ltd.	61,646

		Agreement with Morgan Stanley, dated 05/01/2009 to receive the total return of the shares of Kurita Water Industries Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

	Web Portals / ISP - 0.01%
161,943	4/26/2011	NHN Corp.	4,727

		Agreement with Morgan Stanley, dated 06/30/2009 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 1.25%.

	Wireless Equipment - (0.06%)
1,083,615	6/2/2011	Qualcomm Inc.	(26,658)

		Agreement with Morgan Stanley, dated 05/27/2009 to receive the total return of the shares of Qualcomm Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.47%.

	Total Long Swap Contracts		$80,612

Advantage Advisers Multi-Sector Fund I Schedule of Swap Contracts (continued) (Unaudited)

			June 30, 2009
			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.14%)
	Audio/Video Products - (0.01%)
$121,339	12/21/2010	Pioneer Corp.	$(3,592)

		Agreement with Morgan Stanley, dated 05/15/09 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 7.65%.

	Auto & Trucks - (0.01%)
80,043	10/25/2010	Volvo AB B Shares	(3,437)

		Agreement with Morgan Stanley, dated 04/24/2009 to deliver the total return of the shares of Volvo AB in exchange for an amount to be received monthly equal to the one month LIBOR rate less 3.00%.

	Capacitors - (0.05%)
104,109	12/21/2010	Taiyo Yuden Co,. Ltd.	(22,013)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 1.15%.

	Commercial Banks Non-US - (0.00%)
50,772	1/19/2011	Powszechna Kasa Oszczedenosci Bank Polski SA	(1,862)

		Agreement with Morgan Stanley, dated 01/13/2009 to deliver the total return of the shares of Powszechna Kasa Oszedenosci Bank Polski SA in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.74%.

	Computers - 0.00%
67,961	1/21/2011	Acer Inc.	288

		Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Acer Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 8.50%.

55,911	1/21/2011	Foxconn Technology Co., Ltd.	715

		Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.18%.
			1,003

Advantage Advisers Multi-Sector Fund I Schedule of Swap Contracts (continued) (Unaudited)

			June 30, 2009
			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short (continued)
	Electric Products - Miscellaneous - 0.00%
$152,043	12/21/2010	Casio Computer Co., Ltd.	$509

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 1.75%.

	Electric - Integrated - (0.01%)
146,013	4/26/2011	Korea Electric Power Corp.	(2,964)

		Agreement with Morgan Stanley, dated 02/21/2007 to deliver the total return of the shares of Korea Electric Power Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.30%.

	Electronic Components - Miscellaneous - (0.01%)
75,993	12/21/2010	Alps Electric Co., Ltd.	(6,093)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Alps Electric Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

211,308	4/26/2011	Samsung Electro - Mechanics Co.	(46)

		Agreement with Morgan Stanley, dated 02/12/2008 to deliver the total return of the shares of Samsung Electro-Mechanics Co. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.06%.
			(6,139)

	Electronic Components - Semiconductor - (0.02%)
159,480	12/21/2010	Elpida Memory Inc.	(9,197)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Elpida Memory Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.50%.

101,512	4/26/2011	Hynix Semiconductor Inc.	2,090

		Agreement with Morgan Stanley, dated 10/26/2006 to deliver the total return of the shares of Hynix Semiconductor Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.55%.
			(7,107)

Advantage Advisers Multi-Sector Fund I Schedule of Swap Contracts (Concluded) (Unaudited)

			June 30, 2009
			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short (continued)
	Energy - Alternative Sources - (0.02%)
$98,313	10/25/2010	Renewable Energy Corp.	$(8,502)

		Agreement with Morgan Stanley, dated 10/20/2008 to deliver the total return of the shares of Renewable Energy Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 7.00%.

	Entertainment Software - (0.00%)
175,321	12/21/2010	Konami Corp.	(976)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Komani Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Metal - Processing & Fabrication - (0.01%)
135,674	10/25/2010	AB SKF	(6,361)

		Agreement with Morgan Stanley, dated 03/05/2009 to deliver the total return of the shares of AB SKF in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.11%.

	Power Conservation / Supply Equipment - 0.00%
93,083	10/25/2010	Vestas Wind Systems A/S	631

		Agreement with Morgan Stanley, dated 10/20/2008 to deliver the total return of the shares of Vesta Wind Systems AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.71%.

	Total Short Swap Contracts		$(60,810)

Advantage Advisers Multi-Sector Fund I

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's investments at fair value:

	Investments in	Securities Sold, Not	Written	Other Financial
Valuation Inputs	Securities	Yet Purchased	Options	Instruments*
Level 1 - Quoted Prices	$34,363,339	$(14,233,825)	$(11,030)	$19,802
Level 2 - Other Significant Observable Inputs	-	(16,977)	-	-
Level 3 - Other Significant Unobservable Inputs	-	-	-	-

Total	$34,363,339	$(14,250,802)	$(11,030)	$19,802

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Multi-Sector Fund I

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	August 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	August 11, 2009

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	August 11, 2009

* Print the name and title of each signing officer under his or her signature.